SHARE CAPITAL	12 Months Ended
Sep. 30, 2025
Disclosure Of Share Capital Information [Abstract]
SHARE CAPITAL	SHARE CAPITAL
i.    Authorized share capital
The authorized share capital of the Company is an unlimited number of Common Shares without par value and an unlimited number of preferred shares without par value.

ii.    Issued share capital
As at September 30, 2025, the Company’s issued and outstanding share capital consisted of 134,461,029 (September 30, 2024 – 108,585,492) Common Shares with a carrying value of $919,908 (September 30, 2024 - $852,891).

iii.    Issuances of share capital
The Motif Labs Ltd. acquisition
On December 6, 2024, the Company issued 17,233,950 Common Shares in connection with its acquisition of Motif as described in Note 26 (i). The fair value of the Common Shares on the date of issuance was $2.270 per share. Share issuance costs incurred were $71 related to listing fees and were allocated to the Common Shares recorded in share capital.

Follow-on BAT Investment
In November 2023, the Company entered into a subscription agreement (the "Subscription Agreement") with BAT for a $124.6 million follow-on investment (the "Follow-on BAT Investment"), whereby BAT, acting through its wholly owned subsidiary BT DE Investments Inc., agreed to subscribe for a total of 38,679,525 shares at a price of $3.2203 per share through three tranches, subject to the receipt of shareholder approval, certain regulatory approvals and other conditions.

In January 2024, the Company obtained shareholder and other regulatory approvals and closed the first of three tranches of the Follow-on BAT Investment. Pursuant to the first tranche closing, BAT acquired 12,893,175 Common Shares of the Company at a price of $3.2203 per share for gross proceeds of $41,520. Considering at the time of closing of first tranche, it was estimated that the Company will be issuing the Preferred Shares as part of future tranches, which represented an obligation for the Company to deliver a variable number of its own Common Shares and hence met the definition of an instrument classified as a derivative financial instrument as per IAS 32 Financial Instruments: Presentation. IFRS 9 requires the value of such derivative to be recognized as part of closing of the first tranche and therefore, the carrying amount of the
Common Shares issued in the first tranche on initial recognition was measured at the gross proceeds of $41,520 received from BAT for the first tranche minus transaction costs of $420 and the fair value of the derivative of $1,921. Refer to Note 12 (iv) for further details.

At the time of closing of the first tranche, the Company incurred total transaction costs of $1,259 in the form of listing fees, regulatory fees, and legal and professional fees. Out of this total cost, $420 was allocated to the Common Shares that were issued on closing of the first tranche of the Follow-on BAT Investment. Of the remaining costs, $19 were allocated to the derivative liability and recognized as an expense in the consolidated statements of operations and comprehensive loss and $820 was recognized as prepaid expenses and deposits related to a future issuance of shares through the second and third tranches.

On August 30, 2024, the Company closed the second of three tranches and issued 4,429,740 Common Shares and 8,463,435 Preferred Shares of the Company at a price of $3.2203 per share for gross proceeds of $41,582. On initial recognition, the Company recognized the total consideration for the second tranche, which consisted of the recognition of gross proceeds of $41,582 and derecognized the derivative financial liability of $4,339 for the second tranche. The carrying amount of the Common Shares issued in the second tranche was measured as the residual of the total consideration for the second tranche and the fair value of the Preferred Shares of $31,594. In addition, transaction costs of $141 in relation to the issuance of the Common Shares were deducted from the carrying amount of the Common Shares and the remaining second tranche transaction costs of $269 were allocated to Preferred Shares and were recognized as an expense in the consolidated statements of operations and comprehensive loss. Refer to Note 12 (iv) for further details.

In February 2025, the Company closed the third and final tranche of the Follow-on BAT Investment and issued 7,562,447 Common Shares and 5,330,728 Preferred Shares of the Company at a price of $3.2203 per share for gross proceeds of $41,520. On initial recognition, the Company recognized the total consideration for this tranche, which consisted of the recognition of gross proceeds of $41,520 and derecognition of the derivative assets of $2,165 for the final tranche. The carrying amount of the Common Shares issued in the final tranche was measured as the residual of the total consideration for the final tranche and the fair value of the Preferred Shares and derivative assets of $15,053 and $2,165, respectively.

At the time of closing of the first tranche Follow-on BAT Investment, the Company incurred transaction costs of $1,259 and $410 was recognized as prepaid expenses and deposits for the closing of this final tranche. Out of total of $410, $170 was allocated to Preferred Shares and was recognized as an expense in the consolidated statements of operations and comprehensive loss, while $240 was deducted from the carrying amount of the Common Shares.

In addition to the above transaction costs, the Company incurred $99 directly related to issuance of Common shares, which was also deducted from the carrying amount of the Common Shares.

Pursuant to the Subscription Agreement, one-half of each of the first tranche subscription proceeds and the second tranche subscription proceeds, and all of the third tranche subscription proceeds, are required to be segregated from the Company's regular cash in order to fund a strategic investment pool (the "Jupiter Pool") that is designed to expand the Company's geographic footprint and capitalize on emerging growth opportunities. In accordance with the requirement of the Subscription Agreement, one-half of the first and second tranche gross proceeds of $83,102 was segregated from the Company's regular cash and was classified as restricted cash on the consolidated statements of financial position.

In connection with the closing of the first tranche, the Company and BAT also entered the Amended IRA, pursuant to which BAT is eligible to appoint up to 30% of the Board of Directors. Furthermore, the Amended IRA extends the period within which BAT is eligible to exercise certain Top-Up Rights to 12 months after the closing date of the final tranche of the Follow-on BAT Investment.

Unit offering
On April 2, 2024, the Company closed the Offering for gross proceeds of $28.8 million. The Company sold 8,901,000 Units at a price of $3.23 per Unit, which included 1,161,000 Units sold pursuant to the exercise in full of the underwriters’ over-allotment option. Each Unit is comprised of one Common Share of the Company and one-half of one Warrant. Each Warrant is exercisable to acquire one Warrant Share for a period of four years following the closing date of the Offering at an exercise price of $3.65 per Warrant Share, subject to adjustment in certain events. As described in Note 12, $7,798 of the gross proceeds was allocated to derivative liabilities with the residual, $20,953, which represents the value allocated to the Common Shares, being recorded in share capital. Share issuance costs were $2,464 which included a 4.7% cash commission of $1,366 paid to placement agents with the balance related to filing, legal, and other professional fees directly related to the Offering. Of the total, $668 of the share issuance costs were allocated to the derivative liabilities and expensed in the consolidated statements of operations and comprehensive loss and the balance of $1,796 was allocated to the Common Shares recorded in share capital.
Exercise of stock options
During the year ended September 30, 2025, 2,500 (September 30, 2024 – 3,942) share options were exercised at an average exercise price of $1.60 (September 30, 2024 - $1.49) for cash proceeds of $4 (September 30, 2024 - $39) and an increase of $11 (September 30, 2024 - $11) to share capital and a decrease to equity reserves of $7 (September 30, 2024 - $5).
Exercise of RSUs
During the year ended September 30, 2025, 1,063,473 (September 30, 2024 – 1,193,789) RSUs were exercised for an increase of $3,841 (September 30, 2024 - $3,430) to share capital and a decrease to equity reserves of $3,841 (September 30, 2024 - $3,430).

Exercise of PSUs
During the year ended September 30, 2025, 13,167 (September 30, 2024 – 2,216) PSUs were exercised for an increase of $152 (September 30, 2024 - $22) to share capital and a decrease to equity reserves of $152 (September 30, 2024 - $22).

Exercise of warrants
During the year ended September 30, 2025, nil (September 30, 2024- nil) warrants were exercised.
iv.    Share-based compensation
During the year ended September 30, 2025, the Company recognized total share-based compensation charges, including those related to production employees that are charged to biological assets and inventory, of $4,217 (September 30, 2024 – $7,182).
Stock options
The following table summarizes changes in the Company’s outstanding stock options for the year ended September 30, 2025:

	NUMBER	WEIGHTED AVERAGE EXERCISE PRICE
Balance - September 30, 2024	2,691,336	$9.89
Exercised	(2,500)	$1.60
Expired	(387,162)	$9.06
Balance - September 30, 2025	2,301,674	$10.03
The following is a summary of the outstanding stock options as at September 30, 2025:

OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
Range of Exercise Prices	Quantity Outstanding	Weighted Average Remaining Contractual Life (years)	Quantity Exercisable
$1.20 - $3.00	61,828	3.6	61,828
$3.01 - $5.00	212,087	6.5	212,087
$5.01 - $10.00	1,234,667	6.5	1,234,667
$10.01 - $20.00	598,542	3.9	598,542
$20.01 - $30.00	90,800	3.1	90,800
$30.01 - $45.08	103,750	3.6	103,750
	2,301,674	5.5	2,301,674
Total share-based compensation expenses, including those related to production employees that are charged to biological assets and inventory for the year ended September 30, 2025 were $23 (September 30, 2024 – $974) related to the Company’s stock option plan. The fair value of options granted during the year ended September 30, 2025 was $nil (September 30, 2024 - $123). These options are measured at fair value at the date of grant and are expensed over the option’s vesting period, which is typically a three-year term with options vesting in annual tranches evenly over this time period. The Company used the Black-Scholes option pricing model to estimate the fair value of options granted.
Equity Incentive Plan
During the year ended September 30, 2025, the Company has granted both RSUs and PSUs under the 2020 New Equity Incentive Plan. The grant price of any RSU or PSU was determined based on the market price calculated in accordance with TSX rules at the time of grant and with respect to PSUs, adjusted for any non-market and market performance vesting conditions in accordance with IFRS 2 Share-based Payment.
The following table summarizes the movements in the Company’s outstanding RSUs:

NUMBER
Balance - September 30, 2024	2,973,643
Granted	1,327,676
Exercised	(1,063,473)
Cancelled / Forfeited	(241,052)
Balance - September 30, 2025	2,996,794
The estimated fair value of the equity settled RSUs granted during the year ended September 30, 2025 was $3,177 (September 30, 2024 - $6,869), which was based on the Company’s share price at the grant date and will be recognized as an expense over the vesting period of the RSUs, which is over a period of three years for most grants. For the year ended September 30, 2025, $3,106 (September 30, 2024 - $5,676) has been recognized as share-based compensation expense.
The following table summarizes the movements in the Company’s outstanding PSUs:

NUMBER
Balance - September 30, 2024	1,117,218
Granted	797,461
Exercised	(13,167)
Cancelled / Forfeited	(223,750)
Balance - September 30, 2025	1,677,762
The estimated fair value of the equity settled PSUs granted during the year ended September 30, 2025 was $1,947 (September 30, 2024 - $846), which was based on the Company’s share price at the grant date, adjusted for an estimate of likelihood of forfeiture, and will be recognized as an expense over the vesting period of the PSUs, which is three years for most grants. For the year ended September 30, 2025, $1,088 (September 30, 2024 - $532) has been recognized as share-based compensation expense.
v.    Loss per share
Basic and diluted loss per share represents net loss attributable to common shareholders divided by the weighted average number of Common Shares outstanding during the year.

The weighted average number of Common Shares, used in the calculation of basic loss per share for the year ended September 30, 2025 was 127,674,167 (September 30, 2024 - 95,293,899).

The outstanding number and types of potential ordinary shares that could dilute basic EPS in the future, but were excluded from the calculation of diluted EPS because their effect was anti-dilutive, include stock options, warrants, RSUs, PSUs, and convertible Preferred Shares.